TROUBLED DEBT RESTRUCTURINGS	12 Months Ended
Dec. 31, 2015
Troubled Debt Restructuring, Debtor, Current Period [Abstract]
Troubled Debt Restructuring [Text Block]
NOTE 6   TROUBLED DEBT RESTRUCTURINGS

A modification of a loan constitutes a troubled debt restructured loan when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Corporation offers various types of concessions when modifying a loan. Concessionary modifications may include, but are not limited to, delays in required payments of principal and interest for a specified period, reduction of the stated interest rate of the loan, reduction of accrued interest, extension of the maturity date or reduction of the face amount or maturity amount of the debt. A concession has been granted when, as a result of the restructuring, the Corporation does not expect to collect all amounts due, including interest at the original stated rate.

When the Corporation modifies a loan, it evaluates any possible impairment similar to other impaired loans based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, or uses the current fair value of the collateral, less selling costs for collateral dependent loans. If the Corporation determines the value of the modified loan is less than the recorded investment of the loan (net of previous charge-offs and deferred loan fees or costs), impairment is recognized through a reserve for loan and lease losses estimate or a charge-off to the reserve for loan and lease losses. In periods subsequent to the modification, the Corporation evaluates all TDRs, including those that have payment defaults, for possible impairment and recognizes the impairment through the reserve for loan and lease losses.

There were no financing receivables modified as troubled debt restructurings during the twelve months ended December 31, 2015 and 2014.

There were no commitments to lend additional funds to borrowers classified as troubled debt restructurings at December 31, 2015.